Business Operations	12 Months Ended
Dec. 31, 2015
Risks and Uncertainties [Abstract]
Business Operations
5.	Business Operations

Significant Customers

The following table presents consolidated revenues and percentage of consolidated revenues for customers that accounted for more than 10% of the Company’s consolidated revenues during the periods presented. Consolidated revenues from customers attributable to the Common Control Entities are included in the table.

	Year Ended December 31,
	2015		2014		2013
Statoil ASA (2)		(1)	$38.3 million		$33.7 million
ConocoPhillips (2)		(1)		(1)	$18.1 million

(1)	Less than 10% of the consolidated revenues
(2)	Conventional segment

Concentration of Credit Risk

There is a concentration of credit risk with respect to the total amounts due from affiliates and pool receivables from affiliates with these amounts being due from affiliates of Teekay as at December 31, 2015 (see note 16h). The Company also relies on Teekay Chartering Ltd., a wholly-owned subsidiary of Teekay, to actively manage and administer all voyage-related functions for vessels on time charter contracts and for vessels trading in the Teekay Aframax RSA Pool (a vessel pooling arrangement of Aframax tankers), the Teekay Classic Aframax Pool (a vessel pooling arrangement for Aframax tankers older than 15 years), the Suezmax RSA Pool (a vessel pooling arrangement of Suezmax tankers), and the Taurus RSA Pool (a vessel pooling arrangement of product tankers).